Borrowings - Narrative (Details)							3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) extension_option $ / shares	Nov. 30, 2024 USD ($)	Nov. 15, 2024 USD ($)	Oct. 22, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($) extension_option $ / shares shares	Oct. 01, 2024 USD ($) shares	Dec. 31, 2024 USD ($) extension_option $ / shares	Dec. 31, 2023 USD ($) shares	Aug. 20, 2024 USD ($) instrument	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Unamortized discount	$ 6,446,000						$ 6,446,000		$ 6,446,000	$ 2,133,000
Write-off of loan commitment fee asset							$ 10,041,000	$ 0		0
Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Notes principal						$ 4,936,000						$ 35,000,000
Number of extension options | extension_option	2						2		2
Debt term, with extension									60 months
Event of default, conversion multiplier	2						2		2
Event of default, interest rate, first 36 months	12.00%						12.00%		12.00%
Event of default, interest rate, after first 36 months	18.00%						18.00%		18.00%
Principal amount of debt converted							$ 0	$ 396,000		$ 1,310,000
Notes payable | Series 1 promissory notes | Class B Preferred
Debt Instrument [Line Items]
Unit price for notes converted (in usd per share) | $ / shares	$ 9.6992						$ 9.6992		$ 9.6992
Number of shares (in shares) | shares							0	40,829		135,133
Notes payable | Series 1 promissory notes | Minimum
Debt Instrument [Line Items]
Debt term						36 months
Interest rate						9.00%				9.00%
Notes payable | Series 1 promissory notes | Maximum
Debt Instrument [Line Items]
Debt term						48 months
Interest rate						12.00%				15.00%
Notes payable | Series 1 promissory notes, first term extension
Debt Instrument [Line Items]
Interest rate	12.00%						12.00%		12.00%
Notes payable | Series 1 promissory notes, first term extension | Minimum
Debt Instrument [Line Items]
Debt term						36 months
Notes payable | Series 1 promissory notes, first term extension | Maximum
Debt Instrument [Line Items]
Debt term						48 months
Notes payable | Series 1 promissory notes, second term extension
Debt Instrument [Line Items]
Interest rate	15.00%						15.00%		15.00%
Notes payable | Series 1 promissory notes, second term extension | Minimum
Debt Instrument [Line Items]
Debt term						48 months
Notes payable | Series 1 promissory notes, second term extension | Maximum
Debt Instrument [Line Items]
Debt term						60 months
Notes payable | Related party notes
Debt Instrument [Line Items]
Number of debt instruments | instrument											2
Notes payable | Related party notes | Minimum
Debt Instrument [Line Items]
Interest rate	8.00%						8.00%		8.00%
Notes payable | Related party notes | Maximum
Debt Instrument [Line Items]
Interest rate	15.99%						15.99%		15.99%
Notes payable | Related party note one
Debt Instrument [Line Items]
Notes principal											$ 10,000,000
Loan fee due upon maturity								$ 1,000,000
Interest rate on loan fee due upon maturity								15.99%
Notes payable | Related party note two
Debt Instrument [Line Items]
Notes principal											$ 2,000,000
Interest rate								13.50%			11.50%
Principal amount due	$ 1,000,000						$ 1,000,000		$ 1,000,000
Notes payable | Related party note three
Debt Instrument [Line Items]
Notes principal	1,000,000						1,000,000		1,000,000
Loan fee due upon maturity	$ 63,000						$ 63,000		$ 63,000
Interest rate if not paid at maturity	8.00%						8.00%		8.00%
Convertible debt | Convertible promissory notes
Debt Instrument [Line Items]
Debt term										36 months
Interest rate										8.00%
Unit price for notes converted (in usd per share) | $ / shares					$ 9.74
Qualified financing event, minimum amount										$ 2,000,000
Conversion, discount percentage										20.00%
Conversion, numerator for calculation										$ 200,000,000
Principal amount of debt converted					$ 6,000,000
Accrued interest of debt converted					$ 755,000
Number of shares (in shares) | shares					693,480
Loss on conversion of promissory notes								$ 1,119,000
Accrued interest	$ 0						$ 0		$ 0	634,000
Unamortized discount	$ 0						$ 0		$ 0	$ 2,133,000
Term loan | WTI Facility
Debt Instrument [Line Items]
Interest rate	13.50%			13.50%			13.50%		13.50%
Aggregate principal capacity				$ 50,000,000
Spread on variable interest rate				5.00%
Remaining term after interest only payments period				30 months
Commitment fee asset				$ 16,735,000
Term loan | WTI Facility, First Tranche
Debt Instrument [Line Items]
Debt term			42 months
Aggregate principal capacity				$ 20,000,000
Interest only payments period			12 months	12 months
Proceeds from issuance of debt			$ 20,000,000
Principal and interest payments period			30 months
Amount of commitment fee reclassified to debt issuance cost			$ 6,694,000
Term loan | WTI Facility, Second Tranche
Debt Instrument [Line Items]
Aggregate principal capacity				$ 15,000,000
Interest only payments period				6 months
Write-off of loan commitment fee asset		$ 5,021,000
Term loan | WTI Facility, Third Tranche
Debt Instrument [Line Items]
Aggregate principal capacity				$ 15,000,000
Interest only payments period				6 months
Write-off of loan commitment fee asset	$ 5,021,000
Term loan | WTI Facility, Third Tranche, available until March 31, 2025
Debt Instrument [Line Items]
Aggregate principal capacity				$ 7,500,000